CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 1,579	$ 2,027	$ 2,892
Investment securities - taxable	1,567	2,743	3,109
Investment securities - non-taxable			88
Mortgage-backed securities	2,547	1,162	929
Certificates of deposit	10	7	30
Interest-earning demand deposits	1	1	1
Federal Home Loan Bank stock	117	19	4
Total interest and dividend income	5,821	5,959	7,053
INTEREST EXPENSE
Deposits	330	378	543
Federal Home Loan Bank advances - short-term	202	192	129
Federal Home Loan Bank advances - long-term	814	837	871
Other short-term borrowings	11		1
Total interest expense	1,357	1,407	1,544
NET INTEREST INCOME	4,464	4,552	5,509
Provision for loan losses	(73)	(68)	(104)
NET INTEREST INCOME AFTER RECOVERY OF LOAN LOSSES	4,537	4,620	5,613
NON-INTEREST INCOME
Service charges on deposits	184	189	202
Earnings on bank owned life insurance	136
Investment securities gains		46	4
Other than temporary impairment gains (losses)	43	(4)	(303)
Portion of loss recognized in other comprehensive income (before taxes)	(62)	(8)	172
Net impairment loss recognized in earnings	(19)	(12)	(131)
Gain on sale of other real estate owned		101
Other	230	249	274
Total non-interest income	531	573	349
NON-INTEREST EXPENSE
Salaries and employee benefits	2,121	1,996	1,981
Occupancy and equipment	329	310	301
Data processing	241	245	243
Correspondent bank charges	44	49	61
Federal deposit insurance premium	187	160	306
Other	753	811	766
Total noninterest expense	3,675	3,571	3,658
INCOME BEFORE INCOME TAXES	1,393	1,622	2,304
INCOME TAX EXPENSE	473	542	902
NET INCOME	$ 920	$ 1,080	$ 1,402
EARNINGS PER SHARE:
Basic	$ 0.45	$ 0.52	$ 0.68
Diluted	$ 0.45	$ 0.52	$ 0.68
AVERAGE SHARES OUTSTANDING:
Basic	2,057,920	2,057,930	2,057,930
Diluted	2,057,920	2,057,930	2,057,930